INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2023
Intangible assets- gross		$ 2,181,040
Less: accumulated amortization	$ (111,775)	(155,789)	$ (53,021)
Intangible assets, net		2,025,251	171,076
Software platform [Member]
Intangible assets- gross	$ 309,968	1,389,678	$ 224,097
Estimated useful lives	5 years
Vayu Intellectual Property [Member]
Intangible assets- gross		1,389,678
GAC Intellectual Property [Member]
Intangible assets- gross		$ 791,362